Derivative financial instruments (Effects of derivatives recorded in interest expense) (Details) - Interest Rate Caps And Swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (9,821)	$ 4,515	$ (25,708)	$ 21,055
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	2,235	0	6,166	0
Effect from derivatives on interest expense	$ (7,586)	$ 4,515	$ (19,542)	$ 21,055